Note 7 - Other Receivables	12 Months Ended
Mar. 31, 2022
Statement Line Items [Line Items]
Disclosure of other receivables [text block]
7.	Other receivables

	March 31, 2022	March 31, 2021
	$	$
Investment tax credits receivable	700	-
Sales tax receivable	608	410
	1,308	410